Goodwill and Identifiable Assets (Future Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 18,016	$ 2,346	$ 2,115
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2013	20,973
2014	16,823
2015	14,305
2016	12,369
2017	8,996
Thereafter	18,522
Net Carrying Amount	$ 91,988	$ 5,158